Borrowings - Additional Information - Covenants (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
6.00% senior secured notes due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Fixed charges ratio	4.11	4.92	4.51
Revolving facility agreement [member]
Disclosure of detailed information about borrowings [line items]
Financial covenant leverage ratio	5.50%
Financial covenant leverage ratio	5.50%
Fixed charges ratio	4.01
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed charges ratio	2.00
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Earnings before income taxes depreciation amortization and restructuring to fixed charge ratio	2.00%
Top of range [member] | Revolving facility agreement [member]
Disclosure of detailed information about borrowings [line items]
Financial covenant leverage ratio	5.00%